Earnings per share (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Basic and diluted earnings (loss) per share	$ 6.56	$ 5.37	$ 5.58
Profit (loss), attributable to owners of parent	$ 3,935,672	$ 3,219,931	$ 3,349,967
Weighted average number of ordinary shares outstanding	599,818,022	599,971,832	599,980,734